MARKETABLE SECURITIES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized cost	$ 1,048	$ 4,427
Unrealized losses	0	585
Unrealized Gains	173	145
Market value	1,221	3,987
Government Bonds [Member]
Amortized cost	407	407
Unrealized losses	0	0
Unrealized Gains	20	28
Market value	427	435
Commercial Bonds [Member]
Amortized cost	192	2,871
Unrealized losses	0	67
Unrealized Gains	45	67
Market value	237	2,871
Equity Securities [Member]
Amortized cost	449	1,149
Unrealized losses	0	518
Unrealized Gains	108	50
Market value	$ 557	$ 681